Employee Benefit Plans (AOCI and regulatory assets and liabilities that have not been recognized as components of periodic benefit (credit) cost) (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total	[1]	$ 3,484	$ 3,189
Amount included in AOCI		2,000	1,900
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total	[1]	(43)	(157)
Amount included in AOCI		(41)	(87)
Dominion Energy Gas Holdings, LLC | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total	[1]	555	367
Amount included in AOCI		200	134
Dominion Energy Gas Holdings, LLC | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total	[1]	37	24
Dominion Energy Gas Holdings, LLC | Noncurrent Assets of Discontinued Operations
Defined Benefit Plan Disclosure [Line Items]
Total		$ 22	$ 25

[1]	As of December 31, 2018, of the $555 million related to pension benefits, $200 million is included in AOCI, with the remainder included in noncurrent assets of discontinued operations; of the $37 million related to other postretirement benefits, $22 million is included in noncurrent assets of discontinued operations with the remainder included in regulatory assets and liabilities. As of December 31, 2017, of the $367 million related to pension benefits, $134 million is included in AOCI, with the remainder included in noncurrent assets of discontinued operations; of the $24 million related to other postretirement benefits, $25 million is included in noncurrent assets of discontinued operations with the difference included in regulatory liabilities.